Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies

2. Significant Accounting Policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Gravity and the following subsidiaries (collectively referred to as the “Company”). All significant intercompany balances and transactions have been eliminated in the consolidation.

Subsidiary	Year of Establishment	Year of Obtaining Control	Percentage Ownership (%)
Gravity Interactive, Inc.(*1)	2003	2003	100.00
Gravity Entertainment Corp.	2003	2004	100.00
NeoCyon, Inc.	2000	2005	96.11
Gravity CIS Co., Ltd.(*2)	2005	2005	100.00
Gravity RUS Co., Ltd.(*2)	2007	2007	99.99
Gravity Middle East & Africa FZ-LLC(*3)	2007	2007	100.00
Gravity Games Corp.(*4)	2003	2010	50.83

(*1)	In October 2007, Gravity Interactive, Inc. founded L5 Games Inc., as a wholly owned US-based subsidiary. L5 Games Inc. was liquidated in May 2010.
(*2)	In October 2007, the Company founded Gravity RUS Co., Ltd., a Russia-based subsidiary, and acquired 99.99% of the voting shares, and then transferred 100% of the voting shares of Gravity CIS Co., Ltd. to Gravity RUS Co., Ltd. in December 2007.
(*3)	In May 2007, the Company founded Gravity Middle East & Africa FZ-LLC, a wholly owned United Arab Emirates-based subsidiary. Gravity Middle East & Africa FZ-LLC is in the process of liquidation as of December 31, 2011.
(*4)	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders’ meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.

Investments in entities where the Company holds more than 20% but less than 50% ownership or over which the Company has significant management influence are accounted for using the equity method of accounting and the Company’s share of the investee’s operations is included in equity method investments. The Company follows the equity method of accounting for investment in its joint venture Animation Production Committee, Ingamba LLC. and Gravity EU SAS (Note 8).

Investments in limited partnerships are accounted for using the equity method in accordance with Accounting Standard Codification (“ASC”) 323, Investment — Equity Method and Joint Ventures, which requires the use of the equity method unless the investor’s interest “is so minor that the limited partner may have virtually no influence over partnership operating and financial policies.” The Company follows the equity method of accounting for investment in Online Game Revolution Fund No. 1.

The Company recorded its initial investments at cost and records its pro rata share of the earnings or losses in the results of operations of the equity method investees.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include useful lives, salvage values and recovery of property, plant and equipment; recoverability of goodwill and intangible assets; valuation allowances for receivables, inventories and realization of deferred income tax assets, and fair values of derivatives. Actual results could differ materially from the estimates and assumptions used.

Risks and uncertainties

Industry and revenue

The industry in which the Company operates is subject to a number of industry-specific risks, including, but not limited to, rapidly changing technologies; significant numbers of new competitive entrants; dependence on key individuals; competition from similar products from larger companies; change in customer preferences; the need for the continued successful development, marketing, and selling of its products and services; and the need for positive cash flows from operations. The Company depends on one key product, “Ragnarok Online”, for most of its revenues.

During the years ended December 31, 2009, 2010 and 2011, the Company generated 84%, 85% and 83% of its revenues from countries in Asia, respectively.

As of December 31, 2009, 2010, and 2011, GungHo Online Entertainment, Inc. is the only licensee whose related accounts receivable and total revenue exceeds 10% of the Company’s total accounts receivable and total revenue, and the shares are as follows (Note 19):

		2009		2010		2011
Country	Licensee	Accounts Receivable	Revenues	Accounts Receivable	Revenues	Accounts Receivable	Revenues
Japan	GungHo Online Entertainment, Inc.	40%	56%	35%	56%	45%	50%

Concentrations of credit risk

Cash and cash equivalents and short-term financial instruments are potentially subject to concentration of credit risk. Cash and cash equivalents and short-term financial instruments are placed with several financial institutions, of which approximately 30% of such amounts are held at one financial institution.

Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, the product or the service has been delivered or rendered, the price is fixed or determinable, and collection of the resulting receivable is reasonably assured.

The Company derives most of its revenues from online game subscription fees mainly from Ragnarok Online paid by users in Korea, the United States and Canada, France and Belgium, and royalties and license fees paid by our licensees in our overseas markets.

Online games — subscription revenue

All subscription fees for the online games are prepaid, which are recorded as deferred revenue and recognized as revenue on a monthly basis in proportion to the number of days lapsed or based on actual hours used. These subscriptions are typically short-term in nature, require no additional upgrades and minor customer support.

Online games — royalties and license fees

The Company licenses the right to sell and distribute its games in exchange for an initial prepaid license fee and guaranteed minimum royalty payments. The prepaid license fee revenues are recorded as deferred revenue and recognized ratably over the license period. If license agreements are renewed upon expiration of their terms, renewal license fees are deferred and recognized ratably over the new license period.

The Company generally provides its licensees with minimal post-contract customer support on its software products, consisting of technical supports and occasional unspecified upgrades, or enhancements during the contract term. The estimated costs of providing such support are insignificant and sufficient vendor-specific evidence does not exist to allocate the revenue from software and related integration projects to the separate elements of such projects, therefore all license revenue is recognized ratably over the life of the contract.

The guaranteed minimum royalty payments are recorded as deferred revenue and recognized as the royalties are earned. In addition, the Company receives a royalty payment based on a specified percentage of the licensees’ sales, including game item revenues. These royalties that exceed the guaranteed minimum royalty are recognized on a monthly basis, as the related revenues are earned by the licensees.

Mobile game revenue

Mobile games are played using mobile phones and other mobile devices. Mobile game revenues are derived from mobile game development services and a percentage of the per-download fees that users pay. Mobile game development services are recognized when the products or services have been delivered or rendered, and per-download fees are recognized on a monthly basis as they are earned.

Character merchandising, animation and other revenue

The Company licenses the right to commercialize or distribute our game characters or animation to third-party licensees in exchange for contract prices. These contract prices are recognized when the products or services have been delivered or rendered and the customers can begin their use in accordance with the contractual terms. In addition, the Company receives royalty payment based on a specified percentage of the licensees’ sales.

The Company also sells goods related to mobile phones, such as accessories and USB data cable, which is recorded in other revenue. The company records these sales of goods when delivery has occurred and collectability of the fixed or determinable sales price is reasonably assured.

Cash and cash equivalents

Cash equivalents consist of time deposits with a maturity of three months or less at the time of purchase.

Short-term financial instruments

Short-term financial instruments primarily include time deposits placed with financial institutions which have an original maturity greater than three months but less than one year.

Short-term and long-term available-for-sale investments

On January 1, 2009, the Company adopted ASC 825, Financial Instruments. The Company has elected the fair value option for two of its investments in short-term available-for-sale securities that were acquired during the year ended December 31, 2009. Under the fair value option, unrealized gains and losses related to this investment are reflected in the consolidated statements of operations for the years ended December 31, 2009 and 2010. The adoption of ASC 825 did not impact retained earnings as of January 1, 2009.

The Company’s remaining investments in long-term available-for-sale securities are accounted for as available-for-sale securities pursuant to ASC 320, Investments — Debt and Equity Securities. The long-term available-for-sale securities are reported on the consolidated balance sheets within other non-current assets at the estimated fair market values with any changes in the estimated fair market values being recorded as a component of accumulated other comprehensive income, net of tax.

Allowance for doubtful accounts

The Company maintains allowances for doubtful accounts receivable based upon the following information: an aging analysis of its accounts receivable balances, historical bad debt rates, repayment patterns and creditworthiness of its customers, and industry trend analysis.

The payment processing service providers are responsible for remitting to the Company the full subscription revenues generated in Korea after deducting their fixed service fees and charges, which range from approximately 1.4% to 15% and risk of loss or delinquencies are borne by such payment processing service providers.

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation for property and equipment is computed using the straight-line method over the following estimated useful lives:

Computer and equipment	4 years
Furniture and fixtures	4 years
Software	3 years
Vehicles	4 years

Leasehold improvements are depreciated on a straight-line basis over the estimated useful life of the assets or the lease term, whichever is shorter.

Routine maintenance and repairs are charged to expense as incurred. Expenditures which enhance the value or extend the useful lives of the related assets are capitalized.

Accounting for the impairment of long-lived assets

Definite-lived tangible and intangible assets are amortized over their estimated useful life according to the nature and characteristics of each asset. The Company continually evaluates the reasonableness of the useful lives of these assets.

The Company reviews property, plant and equipment and other long-lived assets for impairment whenever events or changes in circumstances indicate that carrying value may not be recoverable in accordance with ASC 360, Property, Plant, and Equipment. When the aggregate of future cash flows (undiscounted and without interest charges) is less than the carrying value of the asset, an impairment loss is recognized based on the fair value of the asset.

Intangible assets

Capitalized software development costs—online game development costs

The Company capitalizes certain software development costs relating to online games that will be distributed through subscriptions or licenses. The Company accounts for software development costs in accordance with ASC 985, Costs of Software to be Sold, Leased, or Marketed). Software development costs incurred prior to the establishment of technological feasibility are expensed when incurred and are included in research and development expense. Once a software product has reached technological feasibility, then all subsequent software development costs for that product are capitalized until the product is commercially launched. Technological feasibility is evaluated on a product-by-product basis, but typically occurs when the online game has a proven ability to operate in a massively multi-player format. Technological feasibility of a product encompasses both technical design documentation and game design documentation.

The Company amortizes capitalized software development costs relating to online games and records as a component of cost of revenues the greater of the amount computed using the ratio of current gross revenues for an online game to the total of current and anticipated future gross revenues for that game or the straight-line method amount over the remaining estimated economic life of the game. Amortization starts when an online game is available for general release to public users. The Company continually evaluates the reasonableness of the economic life of the capitalized software development costs based on the average life cycle of the games whenever each new game is commercially launched or acquired.

Capitalized software development costs for online game net of accumulated amortization at December 31, 2010 and 2011 were (Won)13,700 million and (Won)18,744 million, respectively. Amortization expense for the years ended December 31, 2009, 2010 and 2011 was (Won)2,595 million, (Won)1,549 million and (Won)25 million, respectively.

The Company evaluates the recoverability of capitalized software development costs on a product-by-product basis. The recoverability of capitalized software development costs is evaluated based on the expected performance of the specific products to which the costs relate. Criteria used to evaluate expected product performance include: historical performance of comparable products using comparable technology; orders for the product prior to its release; and estimated performance of a sequel product based on the performance of the product on which the sequel is based. Capitalized costs for those products that are cancelled are expensed in the period of cancellation. In addition, impairment loss shall be recorded when management’s forecast for a particular game indicates that unamortized capitalized costs exceed the net realizable value of that asset. Significant management judgments and estimates are utilized in the assessment of when technological feasibility is established, as well as in the ongoing assessment of the recoverability of capitalized costs. In evaluating the recoverability of capitalized costs, the assessment of expected product performance utilizes forecasted sales amounts and estimates of additional development costs to be incurred. If revised forecasted or actual product sales are less than and/or revised forecasted or actual costs are greater than the original forecasted amounts utilized in the initial recoverability analysis, the actual impairment charge may be larger than originally estimated in any given period.

For the year ended December 31, 2009, the Company recognized an impairment loss on capitalized software development cost of (Won)39 million within impairment loss on intangible assets in the consolidated statements of operations. There were no impairment losses on capitalized software development cost recognized in 2010 and 2011.

Capitalized software development costs — website and internal use software development costs

The Company accounts for website and internal use software development costs in accordance with ASC 340, Internal Use Software. For website and internally used software development costs, the Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over the estimated product life.

Capitalized software development costs for website and internal use software at December 31, 2011 was (Won)192 million.

Research and development costs

Research and development costs consist primarily of payroll, depreciation expense and other overhead expenses which are all expensed as incurred until technological feasibility is reached.

Goodwill

Goodwill is accounted for under ASC 350, Intangibles — Goodwill and Other, which requires that goodwill and indefinite-lived intangible assets no longer be amortized, but instead be tested at least annually for impairment, and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of these assets below their carrying amount. Such an event would include unfavorable variances from established business plans, significant changes in forecasted results or volatility inherent to external markets and industries, which are periodically reviewed by the Company’s management.

Specifically, qualitative factors are assessed to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. In evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the relevant events and circumstances are assessed. If, after assessing the totality of events or circumstances, it is determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then a two-step process of the goodwill impairment test are not performed. If it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the first step of the two-step goodwill impairment test is performed. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized immediately in an amount equal to that excess. The goodwill impairment test is carried out at the reporting unit, which is either an operating division or a subdivision, for which stand-alone financial information is available to the management personnel of such division or subdivision for evaluating operating results.

Acquired in-process research and development technology

Acquired IPR&D assets are considered indefinite-lived intangible assets and are not subject to amortization. An IPR&D asset must be tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the IPR&D asset with its carrying amount. If the carrying amount of the IPR&D asset exceeds its fair value, an impairment loss must be recognized in an amount equal to that excess. After an impairment loss is recognized, the adjusted carrying amount of the IPR&D asset will be its new accounting basis. Subsequent reversal of a previously recognized impairment loss is prohibited. The initial determination and subsequent evaluation for impairment of the IPR&D asset requires management to make significant judgments and estimates. Once an IPR&D project has been completed, the useful life of the IPR&D asset is determined and amortized accordingly. If an IPR&D project has been abandoned, it is immediately expensed.

Advertising

The Company expenses advertising costs as incurred. Advertising expense was approximately (Won)1,137 million, (Won)1,853 million and (Won)3,121 million for the years ended December 31, 2009, 2010 and 2011, respectively.

Accrued severance benefits and pension plan

Employees and directors with one year or more of service are entitled to receive a lump-sum payment upon termination of their employment with the Company based on the length of service and rate of pay at the time of termination. Accrued severance benefits are estimated assuming all eligible employees were to terminate their employment at the balance sheet date in compliance with relevant laws in Korea. The annual severance benefits expense charged to operations is calculated based upon the net change in the accrued severance benefits payable at the balance sheet date based on the guidance of ASC 715, Compensation-Retirement Benefits.

Gravity and NeoCyon introduced a defined contribution pension plan in 2005 and 2011, respectively, and provide an individual account for each participant. A plan’s defined contributions to an individual’s account are to be made for periods in which that individual renders services, the net pension cost for a period shall be the contribution called for in that period.

Foreign currency translation

The Korean parent company and its subsidiaries use their local currencies as their functional currencies. The financial statements of the subsidiaries in functional currencies other than the Korean Won are translated into the Korean Won in accordance with ASC 830, Foreign Currency Matters. All assets and liabilities of the foreign subsidiaries are translated into the Korean Won at the exchange rate in effect at the end of the period, and capital accounts are determined to be of a permanent nature and are therefore translated using historical exchange rates. Revenues and expenses are translated at average exchange rates during the period. The effects of foreign currency translation adjustments are reflected in the cumulative translation adjustment account, reported as a separate component of comprehensive income in shareholders’ equity.

Foreign currency transactions

Net gains and losses resulting from foreign exchange transactions are included in foreign currency income (losses) in the consolidated statements of operations.

Income taxes

The Company accounts for income taxes under the provisions of ASC 740, Income Taxes. Under ASC 740, income taxes are accounted for under the asset and liability method. Deferred income taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse.

A valuation allowance is provided on deferred income tax assets to the extent that it is more likely than not that such deferred income tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred income tax assets and liabilities.

The Company follows ASC 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for tax positions taken or expected to be taken in a tax return. This standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The evaluation of a tax position in accordance with this standard is a two-step process. In the first step, recognition, the Company determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The second step addresses measurement of a tax position that meets the more-likely-than-not criteria. The tax position is measured at the largest amount of benefit that has a likelihood of greater than 50 percent of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in (a) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (b) a reduction in a deferred income tax asset or an increase in a deferred income tax liability or (c) both (a) and (b).

Fair value of financial instruments

The Company’s carrying amounts of cash and cash equivalents, short-term financial instruments, accounts receivable, accounts payable and accrued liabilities approximate fair value due to the short maturity of these instruments.

The Company adopted ASC 820, Fair Value Measurements and Disclosures, in two steps; effective January 1, 2008, the Company adopted it for all financial instruments and non-financial instruments accounted for at fair value on a recurring basis and effective January 1, 2009, for all non-financial instruments accounted for at fair value on a non-recurring basis. This guidance establishes a new framework for measuring fair value and expands related disclosures (Note 9).

Accounting for stock-based compensation

The Company accounts for stock-based compensation under ASC 718.

The Company uses a Black-Scholes model to determine the fair value of equity-based awards at the date of grant. Compensation cost for stock option grants are measured at the grant date based on the fair value of the award and recognized over the service period, which is usually the vesting period. As stock-based compensation expense recognized in the consolidated statements of operations for each period is based on awards ultimately expected to vest, it is reduced for estimated forfeitures. The Company estimates forfeitures at the time of grant and revises, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Earning (loss) per share

Basic earning (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding for all periods. Diluted earning (loss) per share is computed by dividing net earning (loss) by the weighted average number of common shares outstanding, increased by common stock equivalents. Common stock equivalents are calculated using the treasury stock method and represent incremental shares issuable upon exercise of the Company’s outstanding stock options. However, potential common shares are not included in the denominator of the diluted earning (loss) per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Recent accounting pronouncements

In October 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Accounting Standards Update (“ASU”) 2009-13, Revenue Recognition (Topic 605) — Multiple-Deliverable Revenue Arrangements. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The amendments of this update replaces the term “fair value” in the revenue allocation guidance with “selling price” to clarify that the allocation of revenue is based on entity-specific assumptions rather than assumptions of a marketplace participant. In conjunction with the FASB’s deliberations on ASU 2009-13, the FASB considered whether similar changes should be made to the guidance in ASC 985, Software. The FASB considered whether alternatives for determining “fair value” or selling price should also apply to arrangements that have deliverables that are within the scope of ASC 985. The FASB observed that multiple deliverable arrangements in the software industry differ from multiple deliverable arrangements in other industries. As such, the higher threshold of VSOE for purposes of separating software deliverables was retained as was the use of the residual method, where appropriate. Instead, the FASB issued ASU 2009-14, Software (Topic 985) — Certain Revenue Arrangements That Include Software Elements, which modified the scope of ASC 985 to exclude tangible products and certain software components of tangible products from its scope. The ASUs are effective for the revenue arrangements entered into or materially modified in fiscal year beginning on or after June 15, 2010. The Company adopted these amendments effective in the first quarter of 2011, and the adoption did not impact the Company’s financial condition and results of operations as ASC 985 is still applicable for the Company.

In December 2010, the FASB issued ASU 2010-28, when to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts (a consensus of the FASB Emerging Issues Task Force). The ASU modifies step 1 of the goodwill impairment test under ASC 350, Intangibles — Goodwill and Other, for reporting units with zero or negative carrying amounts to require an entity to perform step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists and whether an interim goodwill impairment test between annual test dates is necessary, an entity should consider whether there are adverse qualitative factors, including the examples provided in ASC paragraph 350-20-35-30, in determining whether an interim goodwill impairment test between annual test dates is necessary. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010, for a public entity. The Company adopted the amendments, and the adoption did not impact the Company’s financial condition and results of operations.

In May 2011, FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs to provide largely identical guidance about fair value measurement and disclosure requirements. This standard does not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS 13. A public entity is required to apply the ASU prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted for a public entity. In the period of adoption, a reporting entity will be required to disclose a change, if any, in valuation technique and related inputs that result from applying the ASU and to quantify the total effect, if practicable. The Company is currently assessing the potential impact of the guidance.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, to help entities perform their goodwill impairment test in a cost-effective manner. This ASU allows entities the option to perform a qualitative assessment to determine whether it is more likely than not that a reporting unit's fair value is less than its carrying amount prior to performing the two-step impairment test. An entity has the option to either perform a qualitative assessment or by-pass the qualitative assessment and proceed directly to Step 1 of the two-step goodwill impairment test for each of its reporting units. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company has early adopted this ASU and the adoption of ASU 2011-08 had no material impact on the Company’s consolidated financial statements.

In June and December 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, and ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amended guidance requires an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The current option to report other comprehensive income and its components in the statement of stockholders’ equity will be eliminated. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under existing guidance. An entity should apply the ASU retrospectively. For a public entity, these ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. These ASUs will change our financial statement presentation of comprehensive income but will not impact our net income, financial position, or cash flows.